Write-down of Vessels Write-Down of Vessels (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Mar. 31, 2020 vessel	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Voyage revenues (notes 6 and 10a)		$ 148,935	$ 149,655	$ 437,027	$ 452,459
Restructuring Reserve		600		$ 600			$ 600
Write-down and Sale of Vessels				Write-down of Vesselsa) In March 2020, the carrying values for six of the Partnership's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit and Sonoma Spirit), were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these types of vessels as a result of the economic environment at that time (including the COVID-19 pandemic), as well as the Partnership receiving notification that the Partnership's then-existing commercial management agreement with a third-party commercial manager will dissolve and be replaced by a new commercial management agreement in September 2020. The total impairment charge of $45.0 million is included in write-down of vessels for the nine months ended September 30, 2020 in the Partnership's consolidated statements of income.b) The Partnership recorded a write-down on the Alexander Spirit conventional tanker of $0.8 million for the three and nine months ended September 30, 2019 in the Partnership's consolidated statements of income. On October 16, 2019, the Alexander Spirit conventional tanker was sold for net proceeds of $11.5 million.
Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues (notes 6 and 10a)		$ 9,704	16,347	$ 27,881	37,141
Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			800		800
Proceeds from Sale of Property, Plant, and Equipment	$ 11,500
Asset Impairment Charges			$ 800		$ 800
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel						7
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel		6		6		6
Asset Impairment Charges				$ 45,000
Asset Impairment Charges				$ 45,000